CURRENT AND DEFERRED INCOME TAXES - Disclosure of composition of deferred tax assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax [Line Items]
Deferred tax assets	$ 1,569	$ 0
Deferred tax assets (liabilities)	1,569	0
Exploration and evaluation assets [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	(537)	(688)
Mine development [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	880	770
Property plant and equipment [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	(1,170)	0
Non-capital losses [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	2,638	613
Right-to-use assets [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	(146)	(207)
Convertible debt [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	(889)	(334)
Inventory [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	(2,028)	0
Unrealized foreign exchange gains [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	(88)	(163)
Reclamation And Remediation Liability [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	504	0
Lease liabilities [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	1,793	0
Other [Member]
Disclosure of income tax [Line Items]
Deferred tax assets (liabilities)	$ 612	$ 9